As Filed with the Securities and Exchange
                     Commission on December 9, 1999
                                                  1933 Act File No. 2-25984
                                                  1940 Act File No. 811-1467
============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Pre-Effective Amendment No.                                            [ ]

Post-Effective Amendment No. 68                                        [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

Amendment No. 47                                                       [X]
                        (Check appropriate box or boxes.)

                    THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
                    ----------------------------------------
                           (Exact Name of Registrant)

              625 Fourth Avenue South, Minneapolis, Minnesota 55415
              -----------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (612) 340-7215
                         ------------------------------
                         (Registrant's Telephone Number)

                           Otis F. Hilbert, Secretary
                    The Lutheran Brotherhood Family of Funds
                             625 Fourth Avenue South
                          Minneapolis, Minnesota 55415
               --------------------------------------------------
               (Name and Address of Agent for Service of Process)

                  Approximate date of proposed public offering:

It is proposed that this filing will become effective under Rule 485 (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b)

[X]   On December 20, 1999 pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   On (date) pursuant to paragraph (a)(1)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   On (date) pursuant to paragraph (a)(2).

If appropriate check the following box:

[X]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis and State of Minnesota, on the 9th day of December, 1999.

                                       THE LUTHERAN BROTHERHOOD
                                       FAMILY OF FUNDS

                                       By: /s/ John C. Bjork
                                           -------------------------------
                                             John C. Bjork,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to this registration statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                  Title                        Date

     *                    Trustee and President         December 9, 1999
------------------------  (Principal Executive Officer)
Rolf F. Bjelland

     *                    Treasurer                     December 9, 1999
------------------------  (Principal Financial and
Wade M. Voigt             Accounting Officer)

     *                    Trustee                       December 9, 1999
-------------------------
Herbert F. Eggerding, Jr.

     *                    Trustee                       December 9, 1999
-------------------------
Noel K. Estenson

     *                    Trustee                       December 9, 1999
-------------------------
Jodi L. Harpstead

     *                    Trustee                       December 9, 1999
-------------------------
Richard A. Hauser

     *                    Trustee                       December 9, 1999
------------------------
Connie M. Levi

     *                    Trustee                       December 9, 1999
------------------------
Bruce J. Nicholson



                                      By: /s/ John C. Bjork
                                      ----------------------------
                                      John C. Bjork,
                                      Attorney-in-Fact Under Powers
                                      of Attorney dated December 3,
                                      1998, filed with Post-Effective
                                      Amendment No. 65.